Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund

Shares	Description	Value (†)
Common Stocks — 31.3% of Net Assets
	Aerospace & Defense — 0.7%
39	AAR Corp.(a)	$2,289
106	Boeing Co.(a)	15,827
25	General Electric Co.	4,294
7	L3Harris Technologies, Inc.	1,732
5	Lockheed Martin Corp.	2,730
16	Moog, Inc., Class A	3,018
2	Northrop Grumman Corp.	1,018
39	RTX Corp.	4,719
18	Woodward, Inc.	2,954
		38,581
	Air Freight & Logistics — 0.2%
47	Expeditors International of Washington, Inc.	5,593
6	FedEx Corp.	1,643
32	GXO Logistics, Inc.(a)	1,914
10	United Parcel Service, Inc., Class B	1,341
		10,491
	Automobile Components — 0.3%
7	Aptiv PLC(a)	398
133	BorgWarner, Inc.	4,473
111	Dana, Inc.	851
105	Magna International, Inc.	4,144
231	Mobileye Global, Inc., Class A(a)	3,144
31	Visteon Corp.(a)	2,798
		15,808
	Automobiles — 0.8%
331	General Motors Co.	16,802
126	Tesla, Inc.(a)	31,481
15	Thor Industries, Inc.	1,561
		49,844
	Banks — 1.9%
64	Ameris Bancorp	3,967
106	Atlantic Union Bankshares Corp.	4,007
120	Banc of California, Inc.	1,843
359	Bank of America Corp.	15,013
245	Citigroup, Inc.	15,722
20	Citizens Financial Group, Inc.	842
37	East West Bancorp, Inc.	3,607
5	First Citizens BancShares, Inc., Class A	9,687
124	First Financial Bancorp	3,172
202	Fulton Financial Corp.	3,658
65	International Bancshares Corp.	3,982
55	JPMorgan Chase & Co.	12,206
19	PNC Financial Services Group, Inc.	3,577
27	Regions Financial Corp.	644
60	SouthState Corp.	5,852
80	Truist Financial Corp.	3,444
34	U.S. Bancorp	1,643
61	Webster Financial Corp.	3,160
208	Wells Fargo & Co.	13,503
		109,529
	Beverages — 0.5%
10	Boston Beer Co., Inc., Class A(a)	2,911
74	Coca-Cola Co.	4,833
133	Keurig Dr. Pepper, Inc.	4,382
259	Monster Beverage Corp.(a)	13,644
24	PepsiCo, Inc.	3,986
		29,756
	Biotechnology — 0.7%
24	AbbVie, Inc.	4,893
Shares	Description	Value (†)
	Biotechnology — continued
43	Alnylam Pharmaceuticals, Inc.(a)	$11,463
6	Amgen, Inc.	1,921
33	BioMarin Pharmaceutical, Inc.(a)	2,174
49	CRISPR Therapeutics AG(a)	2,273
32	Gilead Sciences, Inc.	2,842
34	Halozyme Therapeutics, Inc.(a)	1,720
13	Incyte Corp.(a)	964
18	Neurocrine Biosciences, Inc.(a)	2,165
10	Regeneron Pharmaceuticals, Inc.(a)	8,382
13	Sarepta Therapeutics, Inc.(a)	1,638
5	United Therapeutics Corp.(a)	1,870
3	Vertex Pharmaceuticals, Inc.(a)	1,428
		43,733
	Broadline Retail — 0.7%
39	Alibaba Group Holding Ltd., ADR	3,821
199	Amazon.com, Inc.(a)	37,094
25	eBay, Inc.	1,438
22	Ollie's Bargain Outlet Holdings, Inc.(a)	2,020
		44,373
	Building Products — 0.5%
8	Carlisle Cos., Inc.	3,378
18	Carrier Global Corp.	1,309
92	Fortune Brands Innovations, Inc.	7,666
6	Lennox International, Inc.	3,616
76	Masco Corp.	6,073
19	Owens Corning	3,359
21	Trex Co., Inc.(a)	1,488
		26,889
	Capital Markets — 1.8%
171	Bank of New York Mellon Corp.	12,886
7	BlackRock, Inc.	6,867
8	Cboe Global Markets, Inc.	1,709
214	Charles Schwab Corp.	15,158
16	CME Group, Inc.	3,606
12	FactSet Research Systems, Inc.	5,449
9	Goldman Sachs Group, Inc.	4,660
97	Intercontinental Exchange, Inc.	15,119
54	Janus Henderson Group PLC	2,231
11	KKR & Co., Inc.	1,521
19	Morgan Stanley	2,209
10	MSCI, Inc.	5,712
118	Nasdaq, Inc.	8,722
5	Northern Trust Corp.	503
7	S&P Global, Inc.	3,362
74	SEI Investments Co.	5,532
115	State Street Corp.	10,672
5	T. Rowe Price Group, Inc.	549
10	Virtus Investment Partners, Inc.	2,164
		108,631
	Chemicals — 0.6%
6	Air Products & Chemicals, Inc.	1,863
36	Celanese Corp.	4,535
180	Corteva, Inc.	10,966
8	DuPont de Nemours, Inc.	664
11	Ecolab, Inc.	2,703
29	HB Fuller Co.	2,122
20	Innospec, Inc.	2,156
10	Linde PLC	4,561
25	Minerals Technologies, Inc.	1,882

Shares	Description	Value (†)
	Chemicals — continued
3	Sherwin-Williams Co.	$1,076
35	Stepan Co.	2,532
		35,060
	Commercial Services & Supplies — 0.1%
15	MSA Safety, Inc.	2,489
32	RB Global, Inc.	2,712
5	Waste Management, Inc.	1,079
		6,280
	Communications Equipment — 0.1%
36	Ciena Corp.(a)	2,286
10	F5, Inc.(a)	2,339
3	Motorola Solutions, Inc.	1,348
		5,973
	Construction & Engineering — 0.2%
32	AECOM	3,418
8	Comfort Systems USA, Inc.	3,128
6	EMCOR Group, Inc.	2,676
		9,222
	Construction Materials — 0.1%
3	Martin Marietta Materials, Inc.	1,777
10	Vulcan Materials Co.	2,739
		4,516
	Consumer Finance — 0.5%
313	Ally Financial, Inc.	10,971
12	American Express Co.	3,241
83	Capital One Financial Corp.	13,512
18	Synchrony Financial	992
		28,716
	Consumer Staples Distribution & Retail — 0.6%
30	BJ's Wholesale Club Holdings, Inc.(a)	2,542
6	Casey's General Stores, Inc.	2,364
6	Costco Wholesale Corp.	5,245
251	Kroger Co.	13,999
21	Sprouts Farmers Market, Inc.(a)	2,697
6	Target Corp.	900
97	Walmart, Inc.	7,949
		35,696
	Containers & Packaging — 0.1%
29	Crown Holdings, Inc.	2,713
46	Sonoco Products Co.	2,416
		5,129
	Distributors — 0.1%
44	Genuine Parts Co.	5,047
	Diversified Consumer Services — 0.1%
7	Duolingo, Inc.(a)	2,051
17	Grand Canyon Education, Inc.(a)	2,331
38	Service Corp. International	3,102
		7,484
	Diversified REITs — 0.0%
87	American Assets Trust, Inc.	2,345
	Diversified Telecommunication Services — 0.2%
289	AT&T, Inc.	6,514
52	Iridium Communications, Inc.	1,525
121	Verizon Communications, Inc.	5,098
		13,137
	Electric Utilities — 0.3%
54	Alliant Energy Corp.	3,240
44	Evergy, Inc.	2,659
29	Eversource Energy	1,910
Shares	Description	Value (†)
	Electric Utilities — continued
21	Exelon Corp.	$825
56	FirstEnergy Corp.	2,343
20	IDACORP, Inc.	2,070
115	PPL Corp.	3,744
25	Xcel Energy, Inc.	1,670
		18,461
	Electrical Equipment — 0.2%
11	Eaton Corp. PLC	3,648
26	Emerson Electric Co.	2,815
6	GE Vernova, Inc.(a)	1,810
46	nVent Electric PLC	3,430
15	Regal Rexnord Corp.	2,498
		14,201
	Electronic Equipment, Instruments & Components — 0.4%
22	Advanced Energy Industries, Inc.	2,388
46	Amphenol Corp., Class A	3,083
50	Avnet, Inc.	2,710
39	Cognex Corp.	1,569
25	Coherent Corp.(a)	2,311
8	Fabrinet(a)	1,928
121	Knowles Corp.(a)	2,096
7	Littelfuse, Inc.	1,712
33	TE Connectivity PLC	4,865
2	Teledyne Technologies, Inc.(a)	910
3	Zebra Technologies Corp., Class A(a)	1,146
		24,718
	Energy Equipment & Services — 0.1%
64	ChampionX Corp.	1,806
143	NOV, Inc.	2,218
34	Schlumberger NV	1,362
		5,386
	Entertainment — 0.8%
13	Electronic Arts, Inc.	1,961
34	Netflix, Inc.(a)	25,705
6	Take-Two Interactive Software, Inc.(a)	970
168	Walt Disney Co.	16,162
618	Warner Bros. Discovery, Inc.(a)	5,024
		49,822
	Financial Services — 1.3%
57	Block, Inc.(a)	4,122
150	Corebridge Financial, Inc.	4,766
74	Fiserv, Inc.(a)	14,645
78	Global Payments, Inc.	8,089
4	Jack Henry & Associates, Inc.	728
10	Mastercard, Inc., Class A	4,996
160	MGIC Investment Corp.	4,006
71	PayPal Holdings, Inc.(a)	5,630
86	Visa, Inc., Class A	24,927
44	Voya Financial, Inc.	3,533
11	WEX, Inc.(a)	1,899
		77,341
	Food Products — 0.3%
23	Campbell Soup Co.	1,073
45	General Mills, Inc.	3,061
8	Hershey Co.	1,421
19	Ingredion, Inc.	2,522
23	Kellanova	1,855
86	Kraft Heinz Co.	2,877

Shares	Description	Value (†)
	Food Products — continued
15	McCormick & Co., Inc.	$1,174
50	Mondelez International, Inc., Class A	3,424
		17,407
	Gas Utilities — 0.1%
17	Atmos Energy Corp.	2,359
53	New Jersey Resources Corp.	2,432
33	ONE Gas, Inc.	2,352
		7,143
	Ground Transportation — 0.2%
66	CSX Corp.	2,220
11	Norfolk Southern Corp.	2,755
13	Ryder System, Inc.	1,902
4	Saia, Inc.(a)	1,954
12	Uber Technologies, Inc.(a)	865
7	Union Pacific Corp.	1,624
17	XPO, Inc.(a)	2,219
		13,539
	Health Care Equipment & Supplies — 0.5%
3	Align Technology, Inc.(a)	615
130	Baxter International, Inc.	4,641
10	Becton Dickinson & Co.	2,336
10	Edwards Lifesciences Corp.(a)	670
10	GE HealthCare Technologies, Inc.	874
19	Intuitive Surgical, Inc.(a)	9,573
25	LeMaitre Vascular, Inc.	2,210
32	Merit Medical Systems, Inc.(a)	3,157
8	Penumbra, Inc.(a)	1,831
7	ResMed, Inc.	1,697
11	Stryker Corp.	3,919
8	Zimmer Biomet Holdings, Inc.	855
		32,378
	Health Care Providers & Services — 0.7%
29	Acadia Healthcare Co., Inc.(a)	1,238
11	Cardinal Health, Inc.	1,194
177	Centene Corp.(a)	11,020
4	Chemed Corp.	2,161
9	Cigna Group	2,833
114	CVS Health Corp.	6,436
6	Elevance Health, Inc.	2,435
2	HCA Healthcare, Inc.	718
27	HealthEquity, Inc.(a)	2,302
14	Henry Schein, Inc.(a)	983
2	Humana, Inc.	516
5	Labcorp Holdings, Inc.	1,141
4	McKesson Corp.	2,002
53	Select Medical Holdings Corp.	1,700
13	UnitedHealth Group, Inc.	7,339
		44,018
	Health Care REITs — 0.1%
31	Welltower, Inc.	4,181
	Health Care Technology — 0.3%
181	Doximity, Inc., Class A(a)	7,555
37	Veeva Systems, Inc., Class A(a)	7,727
		15,282
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	517
	Hotels, Restaurants & Leisure — 0.6%
59	Aramark	2,232
1	Booking Holdings, Inc.	4,676
27	Chipotle Mexican Grill, Inc.(a)	1,506
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
22	Marriott Vacations Worldwide Corp.	$1,695
13	McDonald's Corp.	3,797
100	Starbucks Corp.	9,770
47	Travel & Leisure Co.	2,247
6	Wingstop, Inc.	1,726
80	Yum China Holdings, Inc.	3,529
32	Yum! Brands, Inc.	4,197
		35,375
	Household Durables — 0.2%
46	KB Home	3,611
14	Meritage Homes Corp.	2,537
18	PulteGroup, Inc.	2,331
50	Taylor Morrison Home Corp.(a)	3,425
		11,904
	Household Products — 0.3%
31	Church & Dwight Co., Inc.	3,097
13	Colgate-Palmolive Co.	1,218
73	Energizer Holdings, Inc.	2,341
53	Procter & Gamble Co.	8,755
		15,411
	Independent Power & Renewable Electricity Producers — 0.1%
73	AES Corp.	1,204
91	Clearway Energy, Inc., Class A	2,424
		3,628
	Industrial Conglomerates — 0.0%
9	3M Co.	1,156
9	Honeywell International, Inc.	1,851
		3,007
	Industrial REITs — 0.1%
15	Prologis, Inc.	1,694
66	Rexford Industrial Realty, Inc.	2,831
		4,525
	Insurance — 1.1%
7	Allstate Corp.	1,306
170	American International Group, Inc.	12,900
14	Arch Capital Group Ltd.(a)	1,380
12	Arthur J Gallagher & Co.	3,374
45	Assured Guaranty Ltd.	3,756
9	Chubb Ltd.	2,542
35	First American Financial Corp.	2,245
20	Hanover Insurance Group, Inc.	2,967
20	Hartford Financial Services Group, Inc.	2,209
9	Marsh & McLennan Cos., Inc.	1,964
17	Prudential Financial, Inc.	2,082
43	Reinsurance Group of America, Inc.	9,076
29	Selective Insurance Group, Inc.	2,634
12	Travelers Cos., Inc.	2,951
37	Willis Towers Watson PLC	11,181
		62,567
	Interactive Media & Services — 1.5%
134	Alphabet, Inc., Class A	22,929
178	Alphabet, Inc., Class C	30,739
62	Meta Platforms, Inc., Class A	35,190
61	Yelp, Inc.(a)	2,082
		90,940
	IT Services — 0.3%
12	Accenture PLC, Class A	4,138
28	Cognizant Technology Solutions Corp., Class A	2,088
23	International Business Machines Corp.	4,755

Shares	Description	Value (†)
	IT Services — continued
82	Kyndryl Holdings, Inc.(a)	$1,877
94	Shopify, Inc., Class A(a)	7,352
		20,210
	Leisure Products — 0.0%
100	Mattel, Inc.(a)	2,038
	Life Sciences Tools & Services — 0.5%
8	Agilent Technologies, Inc.	1,043
131	Avantor, Inc.(a)	2,930
8	Danaher Corp.	1,965
55	Illumina, Inc.(a)	7,928
54	IQVIA Holdings, Inc.(a)	11,114
11	Repligen Corp.(a)	1,477
6	Thermo Fisher Scientific, Inc.	3,278
		29,735
	Machinery — 0.7%
16	AGCO Corp.	1,597
4	Caterpillar, Inc.	1,505
39	Deere & Co.	15,783
13	Dover Corp.	2,461
18	Fortive Corp.	1,286
46	Graco, Inc.	3,747
3	Illinois Tool Works, Inc.	783
32	ITT, Inc.	4,484
20	Oshkosh Corp.	2,045
3	Parker-Hannifin Corp.	1,902
18	SPX Technologies, Inc.(a)	2,583
34	Terex Corp.	1,758
21	Toro Co.	1,690
		41,624
	Media — 0.5%
32	Charter Communications, Inc., Class A(a)	10,484
235	Comcast Corp., Class A	10,262
62	Interpublic Group of Cos., Inc.	1,823
40	Liberty Broadband Corp., Class C(a)	3,233
25	Omnicom Group, Inc.	2,525
		28,327
	Metals & Mining — 0.2%
46	Alcoa Corp.	1,844
12	Carpenter Technology Corp.	1,794
108	Cleveland-Cliffs, Inc.(a)	1,402
24	Freeport-McMoRan, Inc.	1,080
38	Newmont Corp.	1,727
10	Reliance, Inc.	2,863
43	U.S. Steel Corp.	1,671
		12,381
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
159	Annaly Capital Management, Inc.	3,023
	Multi-Utilities — 0.1%
24	Consolidated Edison, Inc.	2,441
10	DTE Energy Co.	1,242
6	WEC Energy Group, Inc.	573
		4,256
	Office REITs — 0.2%
116	COPT Defense Properties	3,735
287	Easterly Government Properties, Inc.	3,892
99	Highwoods Properties, Inc.	3,321
56	Kilroy Realty Corp.	2,252
		13,200
	Oil, Gas & Consumable Fuels — 1.4%
175	Antero Midstream Corp.	2,515
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
77	Antero Resources Corp.(a)	$1,993
272	APA Corp.	6,419
39	Chevron Corp.	5,804
77	CNX Resources Corp.(a)	2,620
114	ConocoPhillips	12,488
33	Devon Energy Corp.	1,276
5	Diamondback Energy, Inc.	884
95	EOG Resources, Inc.	11,586
19	Expand Energy Corp.	1,610
86	Exxon Mobil Corp.	10,043
9	Hess Corp.	1,210
110	Kinder Morgan, Inc.	2,696
19	ONEOK, Inc.	1,841
55	Ovintiv, Inc.	2,156
96	Phillips 66	11,695
58	Range Resources Corp.	1,742
2	Texas Pacific Land Corp.	2,332
8	Valero Energy Corp.	1,038
38	Williams Cos., Inc.	1,990
		83,938
	Passenger Airlines — 0.2%
219	Delta Air Lines, Inc.	12,531
	Personal Care Products — 0.2%
9	Estee Lauder Cos., Inc., Class A	620
445	Kenvue, Inc.	10,204
		10,824
	Pharmaceuticals — 0.8%
52	Bristol-Myers Squibb Co.	2,900
5	Eli Lilly & Co.	4,149
14	Jazz Pharmaceuticals PLC(a)	1,540
53	Johnson & Johnson	8,473
91	Merck & Co., Inc.	9,311
30	Novartis AG, ADR	3,252
61	Novo Nordisk AS, ADR	6,829
123	Pfizer, Inc.	3,481
91	Roche Holding AG, ADR	3,532
16	Zoetis, Inc.	2,860
		46,327
	Professional Services — 0.3%
4	Automatic Data Processing, Inc.	1,157
24	Equifax, Inc.	6,360
31	Exponent, Inc.	2,926
28	Korn Ferry	1,978
10	Leidos Holdings, Inc.	1,832
5	Paychex, Inc.	697
11	Paylocity Holding Corp.(a)	2,030
		16,980
	Real Estate Management & Development — 0.3%
107	CBRE Group, Inc., Class A(a)	14,014
13	Jones Lang LaSalle, Inc.(a)	3,522
		17,536
	Residential REITs — 0.0%
7	AvalonBay Communities, Inc.	1,551
	Retail REITs — 0.1%
192	Brixmor Property Group, Inc.	5,174
6	Simon Property Group, Inc.	1,015
		6,189
	Semiconductors & Semiconductor Equipment — 1.9%
14	Advanced Micro Devices, Inc.(a)	2,017
14	Analog Devices, Inc.	3,123

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
8	Applied Materials, Inc.	$1,453
77	ARM Holdings PLC, ADR(a)	10,880
30	Broadcom, Inc.	5,093
94	Intel Corp.	2,023
31	Lattice Semiconductor Corp.(a)	1,570
23	Micron Technology, Inc.	2,292
29	MKS Instruments, Inc.	2,881
502	NVIDIA Corp.	66,645
11	Onto Innovation, Inc.(a)	2,182
59	QUALCOMM, Inc.	9,603
10	Silicon Laboratories, Inc.(a)	1,039
19	Synaptics, Inc.(a)	1,305
16	Texas Instruments, Inc.	3,251
		115,357
	Software — 2.1%
3	Adobe, Inc.(a)	1,434
2	ANSYS, Inc.(a)	641
50	Autodesk, Inc.(a)	14,190
5	Cadence Design Systems, Inc.(a)	1,381
55	Dynatrace, Inc.(a)	2,959
2	Intuit, Inc.	1,221
12	Manhattan Associates, Inc.(a)	3,160
81	Microsoft Corp.	32,914
135	Oracle Corp.	22,659
3	Palo Alto Networks, Inc.(a)	1,081
7	PTC, Inc.(a)	1,297
10	Qualys, Inc.(a)	1,192
6	Roper Technologies, Inc.	3,226
79	Salesforce, Inc.	23,018
2	ServiceNow, Inc.(a)	1,866
10	SPS Commerce, Inc.(a)	1,650
3	Synopsys, Inc.(a)	1,541
3	Tyler Technologies, Inc.(a)	1,817
30	Workday, Inc., Class A(a)	7,016
		124,263
	Specialized REITs — 0.1%
6	American Tower Corp.	1,281
6	Crown Castle, Inc.	645
5	Digital Realty Trust, Inc.	891
1	Equinix, Inc.	908
18	Weyerhaeuser Co.	561
		4,286
	Specialty Retail — 0.5%
11	Abercrombie & Fitch Co., Class A(a)	1,450
6	Asbury Automotive Group, Inc.(a)	1,367
11	Burlington Stores, Inc.(a)	2,725
10	Dick's Sporting Goods, Inc.	1,958
20	Floor & Decor Holdings, Inc., Class A(a)	2,061
12	Home Depot, Inc.	4,725
6	Lithia Motors, Inc.	1,994
9	Lowe's Cos., Inc.	2,356
7	Ross Stores, Inc.	978
39	TJX Cos., Inc.	4,408
20	Williams-Sonoma, Inc.	2,683
		26,705
	Technology Hardware, Storage & Peripherals — 0.4%
101	Apple, Inc.	22,817
39	Hewlett Packard Enterprise Co.	760
22	HP, Inc.	781
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
10	NetApp, Inc.	$1,153
12	Western Digital Corp.(a)	784
		26,295
	Textiles, Apparel & Luxury Goods — 0.2%
13	Crocs, Inc.(a)	1,402
6	Deckers Outdoor Corp.(a)	965
18	PVH Corp.	1,772
5	Ralph Lauren Corp.	990
298	Under Armour, Inc., Class A(a)	2,548
110	VF Corp.	2,278
		9,955
	Trading Companies & Distributors — 0.1%
8	Watsco, Inc.	3,784
	Water Utilities — 0.1%
21	American States Water Co.	1,732
4	American Water Works Co., Inc.	552
46	Essential Utilities, Inc.	1,776
		4,060
	Total Common Stocks (Identified Cost $1,612,654)	1,853,366

Principal Amount
Bonds and Notes — 19.9%
	Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,553
	Automotive — 0.5%
12,000	Cummins, Inc., 5.150%, 2/20/2034	12,216
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,897
2,000	Lear Corp., 4.250%, 5/15/2029	1,931
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,284
		29,328
	Banking — 2.1%
9,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	8,648
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,505
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	10,429
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,970
9,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	8,946
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,688
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,826
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,677
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,920
12,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	11,602
12,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	11,991
8,000	State Street Corp., 2.400%, 1/24/2030	7,138
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,085
11,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,920
		123,345
	Brokerage — 0.3%
12,000	BlackRock, Inc., 2.400%, 4/30/2030	10,704
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,011
		18,715

Principal Amount	Description	Value (†)
	Building Materials — 0.3%
$7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$6,539
12,000	Owens Corning, 3.950%, 8/15/2029	11,503
		18,042
	Chemicals — 0.2%
14,000	Ecolab, Inc., 2.125%, 2/01/2032	11,808
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,791
		14,599
	Consumer Products — 0.1%
6,000	Procter & Gamble Co., 3.000%, 3/25/2030	5,585
	Diversified Manufacturing — 0.3%
11,000	Eaton Corp., 4.150%, 3/15/2033	10,523
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,430
		15,953
	Electric — 0.9%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,578
15,000	Entergy Corp., 0.900%, 9/15/2025	14,489
7,000	Exelon Corp., 4.050%, 4/15/2030	6,718
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,579
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,912
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,628
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,814
		50,718
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,918
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,240
		7,158
	Finance Companies — 0.2%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,891
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,543
		14,434
	Food & Beverage — 0.7%
15,000	Coca-Cola Co., 1.450%, 6/01/2027	14,011
10,000	General Mills, Inc., 4.000%, 4/17/2025	9,960
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,330
13,000	PepsiCo, Inc., 2.750%, 3/19/2030	11,857
		42,158
	Government Owned - No Guarantee — 0.4%
9,000	Equinor ASA, 3.625%, 4/06/2040	7,437
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,954
		25,391
	Health Care REITs — 0.4%
13,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	12,803
9,000	Welltower OP LLC, 2.800%, 6/01/2031	7,946
		20,749
	Health Insurance — 0.3%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,827
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,391
		16,218
	Healthcare — 0.3%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,923
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,950
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,819
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,521
		17,213
Principal Amount	Description	Value (†)
	Integrated Energy — 0.3%
$10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$9,934
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,797
		17,731
	Life Insurance — 0.3%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,093
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,474
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,164
7,000	Prudential Financial, Inc., 3.935%, 12/07/2049	5,491
		20,222
	Media Entertainment — 0.1%
5,000	Netflix, Inc., 3.625%, 6/15/2025(b)	4,961
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,218
	Midstream — 0.2%
9,000	Enbridge, Inc., 5.625%, 4/05/2034	9,152
	Mortgage Related — 5.5%
4,332	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,442
7,066	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	5,609
11,085	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	9,224
11,393	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	9,459
18,442	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	15,288
763	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	662
11,956	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	10,316
7,913	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	6,823
11,603	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	10,002
9,799	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	8,446
7,695	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	6,887
10,821	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	9,681
873	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	808
9,606	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,338
3,525	Federal National Mortgage Association, 2.000%, 9/01/2050	2,818
8,845	Federal National Mortgage Association, 2.000%, 7/01/2051	7,047
16,212	Federal National Mortgage Association, 2.000%, 8/01/2051	12,893
8,292	Federal National Mortgage Association, 2.000%, 10/01/2051	6,604
8,705	Federal National Mortgage Association, 2.000%, 3/01/2052	6,915
3,031	Federal National Mortgage Association, 2.500%, 8/01/2050	2,536
15,505	Federal National Mortgage Association, 2.500%, 2/01/2051	12,902
2,268	Federal National Mortgage Association, 2.500%, 8/01/2051	1,888
6,182	Federal National Mortgage Association, 2.500%, 9/01/2051	5,150
12,586	Federal National Mortgage Association, 2.500%, 2/01/2052	10,433
2,220	Federal National Mortgage Association, 3.000%, 6/01/2035	2,094
1,494	Federal National Mortgage Association, 3.000%, 6/01/2050	1,299
4,298	Federal National Mortgage Association, 3.000%, 8/01/2050	3,739
14,268	Federal National Mortgage Association, 3.000%, 5/01/2051	12,379
10,211	Federal National Mortgage Association, 3.000%, 4/01/2052	8,811

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$4,576	Federal National Mortgage Association, 3.500%, 8/01/2049	$4,126
1,198	Federal National Mortgage Association, 3.500%, 8/01/2049	1,083
3,295	Federal National Mortgage Association, 3.500%, 4/01/2052	2,948
22,117	Federal National Mortgage Association, 3.500%, 5/01/2052	19,790
1,029	Federal National Mortgage Association, 4.000%, 3/01/2050	962
2,645	Federal National Mortgage Association, 4.000%, 8/01/2052	2,445
8,792	Federal National Mortgage Association, 4.000%, 9/01/2052	8,131
16,374	Federal National Mortgage Association, 4.000%, 11/01/2052	15,134
9,328	Federal National Mortgage Association, 4.000%, 5/01/2053	8,622
792	Federal National Mortgage Association, 4.500%, 5/01/2049	762
303	Federal National Mortgage Association, 4.500%, 6/01/2049	291
4,543	Federal National Mortgage Association, 4.500%, 2/01/2053	4,318
919	Federal National Mortgage Association, 4.500%, 4/01/2053	872
1,861	Federal National Mortgage Association, 4.500%, 7/01/2053	1,767
9,453	Federal National Mortgage Association, 4.500%, 8/01/2053	8,978
828	Government National Mortgage Association, 3.000%, 4/20/2052	727
9,283	Government National Mortgage Association, 3.000%, 6/20/2052	8,142
4,733	Government National Mortgage Association, 4.000%, 8/20/2053	4,408
5,642	Government National Mortgage Association, 5.000%, 7/20/2053	5,518
25,157	Government National Mortgage Association, 5.500%, 4/20/2053	25,079
		327,596
	Office REITs — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,792
	Oil Field Services — 0.2%
7,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	6,739
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	4,942
		11,681
	Other REITs — 0.1%
7,000	Prologis LP, 1.250%, 10/15/2030	5,758
	Pharmaceuticals — 0.5%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,940
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,211
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,753
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,529
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,750
		29,183
	Property & Casualty Insurance — 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,814
8,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	6,949
		8,763
Principal Amount	Description	Value (†)
	Railroads — 0.2%
$13,000	CSX Corp., 2.600%, 11/01/2026	$12,537
	Restaurants — 0.1%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,929
	Retail REITs — 0.1%
3,000	Realty Income Corp., 2.700%, 2/15/2032	2,574
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,817
		7,391
	Retailers — 0.4%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,184
12,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,728
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,901
		20,813
	Technology — 1.4%
12,000	Adobe, Inc., 2.300%, 2/01/2030	10,738
10,000	Apple, Inc., 2.500%, 2/09/2025	9,937
1,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	822
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,836
5,000	Intel Corp., 2.450%, 11/15/2029	4,400
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,510
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,451
11,000	Oracle Corp., 2.950%, 5/15/2025	10,885
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,628
6,000	QUALCOMM, Inc., 4.500%, 5/20/2052	5,228
9,000	Salesforce, Inc., 1.500%, 7/15/2028	8,116
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	6,067
		83,618
	Treasuries — 2.6%
20,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,049
13,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	9,554
11,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,808
30,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	22,725
29,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	22,763
16,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	12,280
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	16,023
8,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	7,802
45,000	U.S. Treasury Notes, 0.375%, 11/30/2025	43,138
		152,142
	Utility Other — 0.1%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,112
	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,262
	Wirelines — 0.2%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,634
16,000	Verizon Communications, Inc., 2.650%, 11/20/2040	11,182
		14,816
	Total Bonds and Notes (Identified Cost $1,236,771)	1,177,836

Shares	Description	Value (†)
Exchange-Traded Funds — 4.1%
3,027	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $229,928)	$241,161

Mutual Funds — 5.6%
6,086	WCM Focused Emerging Markets Fund, Institutional Class	90,252
9,532	WCM Focused International Growth Fund, Institutional Class	241,355
	Total Mutual Funds (Identified Cost $328,390)	331,607

Affiliated Mutual Funds — 37.2%
76,347	Loomis Sayles Inflation Protected Securities Fund, Class N	735,222
57,161	Loomis Sayles Limited Term Government and Agency Fund, Class N	616,773
68,990	Mirova Global Green Bond Fund, Class N	602,969
19,205	Mirova International Sustainable Equity Fund, Class N	242,563
	Total Affiliated Mutual Funds (Identified Cost $2,298,373)	2,197,527

Principal Amount	Description	Value (†)
Short-Term Investments — 2.9%
$168,569	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $168,583 on 11/01/2024 collateralized by $170,000 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $172,782 including accrued interest(c) (Identified Cost $168,569)	$168,569
	Total Investments — 101.0% (Identified Cost $5,874,685)	5,970,066
	Other assets less liabilities — (1.0)%	(57,188)
	Net Assets — 100.0%	$5,912,878

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $14,445 or 0.2% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$574,791	$306,133	$144,907	$(2,685)	$1,890	$735,222	76,347	$21,205
Loomis Sayles Limited Term Government and Agency Fund, Class N	480,107	264,077	127,061	(1,168)	818	616,773	57,161	18,343
Mirova Global Green Bond Fund, Class N	470,186	234,341	119,108	1,573	15,977	602,969	68,990	—
Mirova International Sustainable Equity Fund, Class N	192,137	91,741	54,244	9,576	3,353	242,563	19,205	73
	$1,717,221	$896,292	$445,320	$7,296	$22,038	$2,197,527	221,703	$39,621

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,853,366	$ —	$ —	$1,853,366
Bonds and Notes(a)	—	1,177,836	—	1,177,836
Exchange-Traded Funds	241,161	—	—	241,161
Mutual Funds	331,607	—	—	331,607

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$2,197,527	$ —	$ —	$2,197,527
Short-Term Investments	—	168,569	—	168,569
Total Investments	$4,623,661	$1,346,405	$—	$5,970,066

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Fixed Income	53.0%
Equity	45.1
Short-Term Investments	2.9
Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%